Stock Options (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended			0 Months Ended				3 Months Ended		9 Months Ended
	Dec. 20, 2011	Oct. 31, 2011	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Apr. 10, 2012 2007 Stock Option Plan [Member]	Jan. 13, 2012 2007 Stock Option Plan [Member]	Nov. 24, 2011 2007 Stock Option Plan [Member]	Oct. 11, 2011 2007 Stock Option Plan [Member]	Jun. 30, 2012 2007 Stock Option Plan [Member]	Mar. 31, 2012 2007 Stock Option Plan [Member]	Sep. 30, 2012 2007 Stock Option Plan [Member]	Sep. 30, 2012 2007 Stock Option Plan [Member] Employees Who Hold More than 10% of the Company's Capital Stock on the Date of Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate percentage of total shares of common stock outstanding reserved for awards												10.00%
Maximum shares of common stock plan participant may receive in any one calendar year												2,500,000
Exercise price of incentive stock option as a percentage of fair market value of common stock on date of grant												100.00%	110.00%
Stock options granted				200,000	1,600,000	200,000	1,600,000	3,650,000	4,200,000
Stock options granted, issue date						Apr. 10, 2012	Jan. 13, 2012	Nov. 24, 2011	Oct. 11, 2011
Stock options granted, effective date						Apr. 10, 2012	Jan. 13, 2012	Nov. 24, 2011	Oct. 11, 2011
Stock options granted, vesting date						Apr. 10, 2012	Jan. 13, 2012	Nov. 24, 2011	Oct. 11, 2011
Stock options granted, exercise price						$ 0.065	$ 0.05	$ 0.05	$ 0.12
Stock options granted, exercisable date						Apr. 09, 2017	Jan. 12, 2017	Nov. 23, 2016	Oct. 10, 2016
Stock options, lapsed			1,000,000		200,000
Stock options granted, term						5 years	5 years	5 years	5 years
Stock options granted, fair value										$ 11,979	$ 43,681
Stock options granted fair value assumptions, risk free interest rate										4.50%	4.50%
Stock options granted fair value assumptions, expected term										2 years 6 months	2 years 6 months
Stock options granted fair value assumptions, volatility rates										161.04%	120.89%
Warrants outstanding												800,000
Warrants outstanding, exercise price	0.08	0.2										0.08
Warrants outstanding, expiration date	Jun. 20, 2013	Oct. 31, 2013										Jun. 20, 2013